UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number – 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons

Maitland, FL 32751

(Address of principal executive offices) (Zip code)

J. Michael Landis

Unified Fund Services, Inc.

431 N Pennsylvania Street

Indianapolis, IN 46237

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

SMALL CAP VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of March 31, 2007—(Unaudited)

COMMON STOCKS—86.86%

number of shares		market value
	AEROSPACE/DEFENSE - 3.84%
5,300	EDO Corp.	$138,860
840	Teledyne Technologies, Inc. *	31,450

		170,310

	APPLICATION SOFTWARE - 1.00%
2,330	Parametric Technology Corp. *	44,480

	AUCTION HOUSE/ART DEALER - 1.93%
3,100	Adesa, Inc.	85,653

	AUTOMOTIVE RETAIL - 1.07%
1,725	Lithia Motors, Inc. - Class A	47,282

	BUILDING & CONSTRUCTION - MISCELLANEOUS - 0.51%
875	Dycom Industries, Inc. *	22,803

	BUILDING PRODUCTS - AIR & HEATING - 2.79%
3,470	Lennox International, Inc.	123,879

	BUSINESS SERVICES - 2.54%
4,500	Macrovision Corp. *	112,725

	COMMERCIAL BANKS - CENTRAL US - 0.78%
1,690	Texas Capital Bancshares, Inc. *	34,645

	COMMERCIAL BANKS - EASTERN US - 1.28%
1,750	Signature Bank *	56,945

	COMMERCIAL BANKS - SOUTHERN US - 1.77%
2,362	Cadence Financial Corporation	47,240
2,804	Sterling Bancshares, Inc.	31,349

		78,589

	COMMERCIAL SERVICES - FINANCE - 3.00%
3,274	Interactive Data Corp.	81,031
2,095	Net 1 UEPS Technologies, Inc. *	52,124

		133,155

	COMPUTER AIDED DESIGN - 1.30%
4,429	Aspen Technology, Inc. *	57,577

	COMPUTERS - MEMORY DEVICES - 0.85%
2,950	Smart Modular Technologies (WWH), Inc. *	37,730

	COMPUTERS - PERIPHERAL EQUIPMENT - 0.78%
1,470	Electronics for Imaging, Inc. *	34,471

	CONSULTING SERVICES - 1.60%
2,256	LECG Corporation *	32,667
1,950	Navigant Consulting, Inc. *	38,532

		71,199

	COMSUMER PRODUCTS - MISCELLANEOUS - 0.50%
578	Jarden Corporation *	22,137

	DATA PROCESSING/MANAGEMENT - 1.17%
5,412	InfoUSA, Inc.	52,063

	DECISION SUPPORT SOFTWARE - 1.00%
1,226	SPSS, Inc. *	44,259

	DIVERSIFIED MANUFACTURING OPERATIONS - 1.07%
3,800	Blount International, Inc. *	47,310

	E-COMMERCE/PRODUCTS - 1.58%
9,000	1-800-FLOWERS.COM, Inc. - Class A *	70,020

	ELECTRIC & OTHER SERVICES COMBINED - 0.00%
1	ALLETE, Inc.	47

	ELECTRONIC COMPONENTS - SEMICONDUCTORS - 1.06%
2,255	Microsemi Corporation *	46,926

	ELECTRONICS COMPONENTS - MISC - 0.95%
2,050	Benchmark Electronics, Inc. *	42,353

SMALL CAP VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of March 31, 2007—(Unaudited)

COMMON STOCKS—86.86%—continued

number of shares		market value
	ELECTRONICS - 1.98%
3,630	DTS, Inc. *	$87,955

	ENGINEERING / R&D SERVICES - 2.11%
2,200	URS Corp. *	93,698

	FINANCE - CREDIT CARD - 0.63%
700	Advanta Corp. - Class A	28,056

	FINANCIAL GUARANTY INSURANCE - 0.62%
1,005	Assured Guaranty, Ltd.	27,457

	GAS - DISTRIBUTION - 0.54%
565	AGL Resources, Inc.	24,137

	GOLD & SILVER ORES - 0.96%
5,514	IAMGOLD Corp.	42,513

	HOUSEHOLD PRODUCTS - 1.39%
2,800	Central Garden & Pet Co. - Class A *	41,160
1,400	Central Garden & Pet Co. *	20,678

		61,838

	INDUSTRIAL AUDIO & VIDEO PRODUCTION - 1.48%
4,653	Sonic Solutions *	65,608

	INDUSTRIAL AUTOMATION/ROBOTICS - 1.46%
2,890	Intermec, Inc. *	64,563

	INVESTMENT COMPANIES - 0.46%
1,210	Compass Diversified Trust	20,292

	LIFE INSURANCE - 2.56%
4,363	American Equity Investment Life Holding Company	57,286
1,950	IPC Holdings Ltd.	56,258

		113,544

	MACHINERY - PUMPS - 0.50%
385	Flowserve Corporation	22,018

	MEDICAL - BIOMEDICAL/GENETICS - 2.64%
400	Bio-Rad Laboratories, Inc. - Class A *	27,936
1,930	Charles River Laboratories International, Inc. *	89,282

		117,218

	MEDICAL - DRUGS - 1.75%
3,135	K-V Pharmaceutical Co. - Class A *	77,528

	MEDICAL - MEDICAL - OUTPATIENT/HOME MEDICAL - 0.53%
960	AmSurg Corp. *	23,510

	METAL PROCESSORS & FABRICATION - 2.11%
2,195	Kaydon Corp.	93,419

	MULTILEVEL DIRECT SELLING - 0.51%
1,366	Nu Skin Enterprises, Inc. - Class A	22,566

	NETWORKING PRODUCTS - 0.70%
935	Polycom, Inc. *	31,164

	OIL & GAS DRILLING - 1.79%
11,870	Grey Wolf, Inc. *	79,529

	OIL & GAS FIELD SERVICES - 2.85%
3,000	Oceaneering International, Inc. *	126,360

	OIL COMPANY - EXPLORATION & PRODUCTION - 3.00%
3,000	Comstock Resources, Inc. *	82,140
1,215	Swift Energy Corp. *	50,751

		132,891

SMALL CAP VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of March 31, 2007—(Unaudited)

COMMON STOCKS—86.86%—continued

number of shares		market value
	PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.82%
2,310	Avid Technology, Inc. *	$80,573

	PUBLISHING - BOOKS - 1.98%
2,324	John Wiley & Sons, Inc. - Class A	87,754

	RETAIL - APPAREL/SHOE - 0.89%
1,695	Stage Stores, Inc.	39,510

	RETAIL - OFFICE SUPPLIES - 1.49%
1,835	School Specialty, Inc. *	66,262

	RETAIL - RADIO, TV & CONSUMER ELECTRONICS - 0.81%
800	Guitar Center, Inc. *	36,096

	RETAIL - RESTAURANTS - 1.44%
650	Brinker International, Inc.	21,255
925	CBRL Group, Inc.	42,828

		64,083

	S&L/THRIFTS - SOUTHERN US - 0.59%
2,387	BankAtlantic Bancorp, Inc. - Class A	26,161

	SERVICES - BUSINESS SERVICES - 1.51%
8,039	SonicWALL, Inc. *	67,206

	SERVICES - HELP SUPPLY SERVICES - 2.95%
3,310	Cross Country Healthcare, Inc. *	60,341
5,685	On Assignment, Inc. *	70,551

		130,892

	SERVICES - SOCIAL SERVICES - 1.35%
2,530	Providence Service Corp. *	60,012

	SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 1.22%
4,325	Merit Medical Systems, Inc. *	54,279

	TECHNOLOGY DISTRIBUTORS - 1.33%
3,275	Insight Enterprises, Inc. *	58,884

	TELECOMMUNICATIONS EQUIPMENT - 2.15%
2,220	CommScope, Inc. *	95,238

	TELECOMMUNICATIONS SERVICES - 0.58%
2,281	Premiere Global Services, Inc. *	25,593

	TRANSACTIONAL SOFTWARE - 0.47%
1,906	Bottomline Technologies, Inc. *	20,775

	TRANSPORT - RAIL - 0.72%
1,205	Genesee & Wyoming, Inc. - Class A *	32,065

	WIRE & CABLE PRODUCTS - 1.50%
1,245	Belden CDT, Inc.	66,719

	WIRELESS TELECOMMUNICATIONS SERVICES - 1.12%
4,700	Syniverse Holdings, Inc. *	49,538

	Total Common Stocks (cost $3,342,779)	3,854,062

SMALL CAP VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of March 31, 2007—(Unaudited)

CLOSED-END MANAGEMENT INVESTMENT COMPANIES—4.77%

number of shares		market value
3,785	Apollo Investment Corp.	$80,999
6,950	MCG Capital Corp.	130,382

	Total Closed-End Management Investment Companies (cost $185,983)	211,381

REAL ESTATE INVESTMENT TRUSTS - DIVERSIFIED - 3.45%

number of shares		market value
3,290	Annaly Capital Management, Inc.	50,929
3,830	Deerfield Triarc Capital Corp.	57,412
2,249	Kite Realty Group Trust	44,868

	Total Real Estate Investment Trusts - Diversified (cost $140,989)	153,209

SHORT TERM INVESTMENTS - 5.80%

number of shares		market value
257,540	Timothy Plan Money Market Fund, 4.51% (A)(B)	257,540

	Total Short Term Investments (cost $257,540)	257,540

	Total Investments (identified cost $3,927,291) - 100.88%	4,476,192

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.88)%	(39,169)

	Net Assets - 100.00%	$4,437,023

	* Non-income producing securities.
	(A) Variable rate security; the yield shown represents the rate at March 31, 2007.
	(B) Fund held is another series within the Timothy Plan.

	The following information for the Fund is presented on an income tax basis as of March 31, 2007:

	Gross Unrealized Appreciation	$680,313
	Gross Unrealized Depreciation	(131,412)

	Net Unrealized Gain/(Loss)	$548,901

	Cost of Investments	$3,927,291

Item 2.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer
Date:	May 21, 20007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer
Date:	May 21, 20007